Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Other Borrowings) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Other Borrowings	$ 10,698,429	$ 11,307,161
Financial Instruments, Owned and Pledged as Collateral, at Amortized Cost	16,700,000	16,200,000
Financial Instruments, Owned and Pledged as Collateral, at Fair Value	$ 16,700,000	16,500,000
Minimum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	1 day
Maximum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	3 days
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate, at Point in Time	0.25%
Short-term Debt, Maximum Month-end Outstanding Amount	$ 14,300,000	$ 13,100,000